Retirement benefits - Narrative (Details) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 GBP (£)
Disclosure of defined benefit plans [line items]
Return on plan assets excluding interest income or expense, before tax, defined benefit plans		$ (138)	$ 132
Employer contributions		39	46
Net defined benefit liability		$ 82	$ 215
Weighted average duration of defined benefit obligation		17 years	20 years
Post-employment benefit expense, defined contribution plans		$ 36	$ 29
Forecast
Disclosure of defined benefit plans [line items]
Employer contributions	$ 36
Pension defined benefit plans
Disclosure of defined benefit plans [line items]
Post-employment benefit expense in profit or loss, defined benefit plans		71	89
Net defined benefit liability		59	145
Net defined benefit (liability) asset		(73)	$ 118
Pension defined benefit plans | UNITED KINGDOM
Disclosure of defined benefit plans [line items]
Net defined benefit (liability) asset		$ 15		£ 13